Summary of significant accounting policies - Estimated useful lives used in calculation of depreciation on assets (Details)	12 Months Ended
Mar. 31, 2018
Property: Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	50 years
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Motor vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Motor vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	7 years
Other: Furniture, fittings and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	1 year
Other: Furniture, fittings and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Computer and radio equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	2 years
Computer and radio equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	6 years
In-vehicle devices installed | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	1 year
In-vehicle devices installed | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years